Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Profit or loss [abstract]
Turnover	£ 29,324	£ 24,696		£ 24,354
Cost of sales	(9,554)	(8,163)		(7,929)
Gross profit	19,770	16,533		16,425
Selling, general and administration	(8,372)	(7,070)		(7,437)
Research and development	(5,488)	(5,019)		(4,793)
Royalty income	758	417		321
Other operating (expense)/income	(235)	(504)	[1]	1,463	[1]
Operating profit	6,433	4,357		5,979
Finance income	76	14		32
Finance expense	(879)	(769)	[1]	(874)
Loss on disposal of interest in associates	0	(36)		0
Share of after tax (loss)/profits of associates and joint ventures	(2)	33		33
Profit before taxation	5,628	3,599		5,170
Taxation	(707)	(83)		(67)
Profit after taxation from continuing operations	4,921	3,516		5,103
Profit after taxation from discontinued operations and other gains/(losses) from the demerger	3,049	1,580		1,285
Re-measurement of discontinued operations distributed to shareholders on demerger	7,651	0		0
Profit after taxation from discontinued operations	10,700	1,580		1,285
Total profit after taxation for the year	15,621	5,096		6,388
Profit attributable to non-controlling interests from continuing operations	460	200		230
Profit attributable to shareholders from continuing operations	4,461	3,316		4,873
Profit attributable to non-controlling interests from discontinued operations	205	511		409
Profit attributable to shareholders from discontinued operations	10,495	1,069		876
Total profit attributable to non-controlling interests	665	711		639
Total profit attributable to shareholders	14,956	4,385		5,749
Total profit after taxation for the year	£ 15,621	£ 5,096		£ 6,388
Basic earnings per share (pence) from continuing operations	£ 1.108	£ 0.829		£ 1.224
Basic earnings per share (pence) from discontinued operations	2.606	0.267		0.22
Total Basic earnings per share (pence)	3.714	1.096		1.444
Diluted earnings per share (pence) from continued operations	1.092	0.818		1.209
Diluted earnings per share (pence) from discontinued operations	2.57	0.264		0.217
Total diluted earnings per share (pence)	£ 3.662	£ 1.082		£ 1.426

[1]	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).